FIDELITY NEW YORK MUNICIPAL MONEY MARKET FUND
A FUND OF FIDELITY NEW YORK MUNICIPAL TRUST II
FIDELITY NEW YORK INSURED MUNICIPAL INCOME FUND
FIDELITY NEW YORK MUNICIPAL INCOME FUND
FUNDS OF FIDELITY NEW YORK MUNICIPAL TRUST
MARCH 31, 1997
    SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
The following information replaces similar information found in the "Trustees and Officers" section beginning on page 29.
The following table sets forth information describing the compensation of each Trustee of each fund for his or her services for the fiscal year ended January 31, 1997, or calendar year ended December 31, 1996, as applicable. COMPENSATION TABLE


Trustees                  Aggregate      Aggregate           Aggregate       Total
                          Compensation   Compensation from   Compensation    Compensation
                          from           New York            from            from the
                          New York       InsuredA,C          New York        Fund Complex*A
                          MoneyA,B                           IncomeA,D

J. Gary Burkhead **       $ 0            $ 0                 $ 0             $ 0

Ralph F. Cox               289            113                 144             137,700

Phyllis Burke Davis        283            112                 143             134,700

Richard J. Flynn***        312            124                 158             168,000

Edward C. Johnson 3d **    0              0                   0               0

E. Bradley Jones           283            112                 143             134,700

Donald J. Kirk             286            113                 144             136,200

Peter S. Lynch **          0              0                   0               0

William O. McCoy****       168            79                  100             85,333

Gerald C. McDonough        296            117                 149             136,200

Edward H. Malone***        252            99                  126             136,200

Marvin L. Mann             283            111                 141             134,700

Thomas R. Williams         286            113                 144             136,200


* Information for calendar year ended December 31, 1996 for 235 funds in the complex.
** Interested Trustees of the fund are compensated by FMR.
*** Richard J. Flynn and Edward H. Malone served on the Board of Trustees through December 31, 1996.
****During the period from May 1, 1996 through December 31, 1996, William
O. McCoy served as a Member of the Advisory Board of each trust. Mr. McCoy was appointed to the Board of Trustees of Fidelity New York Municipal Trust effective January 1, 1997. Mr. McCoy was elected to the Board of Trustees of Fidelity New York Municipal Trust II on March 24, 1997.
A Compensation figures include cash, a pro rata portion of benefits accrued under the retirement program for the period ended December 30, 1996 and required to be deferred, and may include amounts deferred at the election of Trustees.
B The following amounts are required to be deferred by each non-interested Trustee, most of which is subject to vesting: Ralph F. Cox, $9, Phyllis Burke Davis, $9, Richard J. Flynn, $0, E. Bradley Jones, $9, Donald J. Kirk, $9, William O. McCoy, $0, Gerald C. McDonough, $9, Edward H. Malone, $9, Marvin L. Mann, $9, and Thomas R. Williams, $9.
C The following amounts are required to be deferred by each non-interested Trustee, most of which is subject to vesting: Ralph F. Cox, $1, Phyllis Burke Davis, $1, Richard J. Flynn, $0, E. Bradley Jones, $1, Donald J. Kirk, $1, William O. McCoy, $0, Gerald C. McDonough, $1, Edward H. Malone, $1, Marvin L. Mann, $1, and Thomas R. Williams, $1.
D The following amounts are required to be deferred by each non-interested Trustee, most of which is subject to vesting: Ralph F. Cox, $4, Phyllis Burke Davis, $4, Richard J. Flynn, $0, E. Bradley Jones, $4, Donald J. Kirk, $4, William O. McCoy, $0, Gerald C. McDonough, $4, Edward H. Malone, $4, Marvin L. Mann, $4, and Thomas R. Williams, $4.

SPARTAN(registered trademark) NEW YORK MUNICIPAL MONEY MARKET FUND
A FUND OF FIDELITY NEW YORK MUNICIPAL TRUST
SPARTAN(registered trademark) NEW YORK INTERMEDIATE MUNICIPAL INCOME FUND SPARTAN(registered trademark) NEW YORK MUNICIPAL INCOME FUND
FUNDS OF FIDELITY NEW YORK MUNICIPAL TRUST
MARCH 31, 1997
SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
The following information replaces similar information found in the "Trustees and Officers" section beginning on page 33.
The following table sets forth information describing the compensation of each Trustee of each fund for his or her services for the fiscal year ended January 31, 1997, or calendar year ended December 31, 1996, as applicable. COMPENSATION TABLE


Trustees                  Aggregate           Aggregate           Aggregate           Total
                          Compensation        Compensation        Compensation        Compensation
                          from                from                from                from the
                          Spartan New York    Spartan New York    Spartan New York    Fund Complex*A
                          MoneyA,B            IntermediateA,C     IncomeA,D

J. Gary Burkhead **       $ 0                 $ 0                 $ 0                 $ 0

Ralph F. Cox               247                 19                  110                 137,700

Phyllis Burke Davis        239                 19                  109                 134,700

Richard J. Flynn***        263                 21                  120                 168,000

Edward C. Johnson 3d **    0                   0                   0                   0

E. Bradley Jones           239                 19                  109                 134,700

Donald J. Kirk             242                 19                  110                 136,200

Peter S. Lynch **          0                   0                   0                   0

William O. McCoy****       144                 13                  76                  85,333

Gerald C. McDonough        251                 20                  114                 136,200

Edward H. Malone***        213                 17                  96                  136,200

Marvin L. Mann             240                 19                  108                 134,700

Thomas R. Williams         242                 19                  110                 136,200


* Information for calendar year ended December 31, 1996 for 235 funds in the complex.
** Interested Trustees of the fund are compensated by FMR.
*** Richard J. Flynn and Edward H. Malone served on the Board of Trustees through December 31, 1996.
****During the period from May 1, 1996 through December 31, 1996, William
O. McCoy served as a Member of the Advisory Board of each trust. Mr. McCoy was appointed to the Board of Trustees of Fidelity New York Municipal Trust effective January 1, 1997. Mr. McCoy was elected to the Board of Trustees of Fidelity New York Municipal Trust II on March 24, 1997.
A Compensation figures include cash, a pro rata portion of benefits accrued under the retirement program for the period ended December 30, 1996 and required to be deferred, and may include amounts deferred at the election of Trustees.
B The following amounts are required to be deferred by each non-interested Trustee, most of which is subject to vesting: Ralph F. Cox, $9, Phyllis Burke Davis, $9, Richard J. Flynn, $0, E. Bradley Jones, $9, Donald J. Kirk, $9, William O. McCoy, $0, Gerald C. McDonough, $9, Edward H. Malone, $9, Marvin L. Mann, $9, and Thomas R. Williams, $9.
C The following amounts are required to be deferred by each non-interested Trustee, most of which is subject to vesting: Ralph F. Cox, $1, Phyllis Burke Davis, $1, Richard J. Flynn, $0, E. Bradley Jones, $1, Donald J. Kirk, $1, William O. McCoy, $0, Gerald C. McDonough, $1, Edward H. Malone, $1, Marvin L. Mann, $1, and Thomas R. Williams, $1.
D The following amounts are required to be deferred by each non-interested Trustee, most of which is subject to vesting: Ralph F. Cox, $4, Phyllis Burke Davis, $4, Richard J. Flynn, $0, E. Bradley Jones, $4, Donald J. Kirk, $4, William O. McCoy, $0, Gerald C. McDonough, $4, Edward H. Malone, $4, Marvin L. Mann, $4, and Thomas R. Williams, $4.